October 21, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Attn:  Filing Desk, Stop 1-4

                     Re: Van Kampen Unit Trusts, Series 533
                     (File No. 333-127981) (CIK No. 1290397)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 20, 2005.

                                                          Very truly yours,

                                                          VAN KAMPEN FUNDS INC.